UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	September 30, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Brazil (55.8%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	172,400	$6,598

Commercial Banks
Banco Bradesco SA (Preference)	131,580	2,114
Banco Bradesco SA ADR	256,610	4,124
Itau Unibanco Holding SA (Preference)	179,000	2,701
Itau Unibanco Holding SA (Preference) ADR	158,142	2,416
		11,355
Food & Staples Retailing
Raia Drogasil SA	102,700	1,180

Food Products
BRF - Brasil Foods SA	280,202	4,839

Health Care Providers & Services
Amil Participacoes SA	152,920	1,837
Diagnosticos da America SA	191,100	1,150
		2,987
Household Durables
PDG Realty SA Empreendimentos e Participacoes	725,480	1,367

Information Technology Services
Cielo SA	82,240	2,052

Machinery
Iochpe-Maxion SA	91,300	1,198

Metals & Mining
Gerdau SA (Preference)	29,000	276
Gerdau SA ADR	128,400	1,221
Vale SA	19,206	346
Vale SA (Preference)	36,912	642
Vale SA (Preference) ADR	389,545	6,762
Vale SA ADR	94,500	1,692
		10,939
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA	121,960	1,402
Petroleo Brasileiro SA (Preference)	496,926	5,483
Petroleo Brasileiro SA ADR	192,700	4,421
Petroleo Brasileiro SA Sponsored ADR	86,073	1,900
Ultrapar Participacoes SA	141,500	3,183
		16,389
Real Estate Management & Development
BR Malls Participacoes SA	158,700	2,204

Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	100,500	1,452
		62,560

	Shares	Value (000)
Chile (10.6%)
Chemicals
Sociedad Quimica y Minera de Chile SA ADR	57,400	$3,538

Commercial Banks
Banco Santander Chile ADR	28,600	2,095

Food & Staples Retailing
Cencosud SA	346,173	2,098

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	1,171,324	1,899
Empresa Nacional de Electricidad SA ADR	2,300	110
		2,009
Multi-line Retail
SACI Falabella	217,321	2,190
		11,930
Colombia (4.0%)
Diversified Financial Services
Grupo de Inversiones Suramericana SA	17,100	289
Grupo de Inversiones Suramericana SA (Preference)	91,900	1,700
		1,989
Food & Staples Retailing
Almacenes Exito SA	82,791	1,357

Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	47,616	1,138
		4,484
Mexico (24.1%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	49,822	4,583

Chemicals
Mexichem SAB de CV	815,760	3,891

Commercial Banks
Banregio Grupo Financiero SAB de CV	180,782	682
Grupo Financiero Banorte SAB de CV Series O	683,699	3,864
Grupo Financiero Santander Mexico SAB de CV ADR (a)	98,500	1,349
		5,895
Construction & Engineering
Empresas ICA SAB de CV (a)	626,800	1,212

Construction Materials
Cemex SAB de CV ADR (a)	213,800	1,781

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	1,412,800	3,979

	Shares	Value (000)
Industrial Conglomerates
Alfa SAB de CV	1,022,430	$1,903

Media
Grupo Televisa SAB ADR	127,600	3,000

Multi-line Retail
El Puerto de Liverpool SAB de CV	86,100	760
		27,004
Panama (2.0%)
Airlines
Copa Holdings SA, Class A	27,703	2,251

Peru (2.9%)
Commercial Banks
Credicorp Ltd.	26,500	3,320
Total Common Stocks (Cost $83,818)		111,549
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $955)	954,638	955
Total Investments (100.3%) (Cost $84,773) +		112,504
Liabilities in Excess of Other Assets (-0.3%)		(350)
Net Assets (100.0%)		$112,154

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At September 30, 2012, the U.S. Federal income tax cost basis of investments was approximately $84,773,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $27,731,000 of which approximately $32,735,000 related to appreciated securities and approximately $5,004,000 related to depreciated securities.

ADR	American Depositary Receipt.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2012 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s adviser, Morgan Stanley Investment Management Inc. (the “Adviser”), has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,251	$—	$—	$2,251
Beverages	11,181	—	—	11,181
Chemicals	7,429	—	—	7,429
Commercial Banks	22,665	—	—	22,665
Construction & Engineering	1,212	—	—	1,212
Construction Materials	1,781	—	—	1,781
Diversified Financial Services	1,989	—	—	1,989
Food & Staples Retailing	8,614	—	—	8,614
Food Products	4,839	—	—	4,839
Health Care Providers & Services	2,987	—	—	2,987
Household Durables	1,367	—	—	1,367
Independent Power Producers & Energy Traders	2,009	—	—	2,009
Industrial Conglomerates	1,903	—	—	1,903
Information Technology Services	2,052	—	—	2,052
Machinery	1,198	—	—	1,198
Media	3,000	—	—	3,000
Metals & Mining	10,939	—	—	10,939
Multi-line Retail	2,950	—	—	2,950
Oil, Gas & Consumable Fuels	17,527	—	—	17,527
Real Estate Management & Development	2,204	—	—	2,204
Trading Companies & Distributors	1,452	—	—	1,452
Total Common Stocks	111,549	—	—	111,549
Short-Term Investment - Investment Company	955	—	—	955
Total Assets	$112,504	$—	$—	$112,504

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 15, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 15, 2012